Notes Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes Payables
Notes Payables

Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

Description	InterestRate	Maturity	June 30,2014	December31, 2013

Short-Term
Owl Holdings	-	-	$3,000	$3,000
Strategic IR	-	-	60,000	-
Total Short-Term Notes Payable			63,000	3,000

Long-Term
JAZ-CEH Holdings, LLC	7.5%	October 31, 2015	105,000	105,000
Accrued interest			5,464	1,532
Total Long-Term Notes Payable			110,464	106,532

Total Notes Payable			$173,464	$109,532

Notes Payables.

Notes payable consisted of the following as of December 31, 2013:

Description	InterestRate	Maturity	December 31, 2013

Short-Term
Owl Holdings	-	-	$3,000
Total Short-Term Notes Payable			3,000

Long-Term
JAZ-CEH Holdings, LLC	7.5%	October 31,2015	105,000
Accrued interest			1,532
Total Long-Term Notes Payable			106,532

Total Notes Payable			$109,532

Short term Notes payable to Pansies Limited

Notes payable to Pansies Limited

In terms of assignment agreements entered into, the following notes payable advanced to Novas Energy USA, Inc. by Pansies Limited, including accrued interest thereon of $22,074, were assigned to Strategic IR and then converted to 4,035,744 common shares of the Company at a conversion price of $0.10 per share, effective December 31, 2013:

Description	Interest Rate	Maturity	Amount

Short-Term
Pansies Limited	8%	March 5, 2014	$66,000
Pansies Limited	8%	March 22, 2014	56,000
Pansies Limited	8%	April 5, 2014	109,500
Pansies Limited	8%	May 7, 2014	100,000
Pansies Limited	8%	June 10, 2014	50,000
			$381,500